Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of money market funds measured at fair value on a recurring basis
The following table presents the Company’s money market funds measured at fair value on a recurring basis as of December 31, 2011, aggregated by the level in the fair value hierarchy within which those measurements fall (in thousands):

	TOTAL
	DECEMBER 31, 2011	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Money market funds - cash equivalents	$30,208	$30,208	$—	$—
Money market funds - restricted cash	7,499	7,499	—	—
Total recurring fair value measurements	$37,707	$37,707	$—	$—

Schedule of losses related to long lived assets held and used
The following tables present losses related to the Company’s assets and liabilities that were measured at fair value on a nonrecurring basis during the three months ended March 31, 2013 and 2012 aggregated by the level in the fair value hierarchy within which those measurements fall (in thousands):

	MARCH 31, 2013
		REMAINING FAIR VALUE			THREE MONTHS ENDED MARCH 31, 2013
	CARRYING VALUE	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL LOSSES
Long-lived assets held and used	$4,434	$—	$3,383	$1,051	$1,082

	MARCH 31, 2012
		REMAINING FAIR VALUE			THREE MONTHS ENDED MARCH 31, 2012
	CARRYING VALUE	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL LOSSES
Long-lived assets held and used	$864	$—	$650	$214	$3,884

The following tables present losses related to the Company’s assets and liabilities that were measured at fair value on a nonrecurring basis during the years ended December 31, 2012 and 2011, aggregated by the level in the fair value hierarchy within which those measurements fall (in thousands):

	YEAR ENDED
	DECEMBER 31, 2012	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL LOSSES
Long-lived assets held and used	$6,178	$—	$3,585	$2,593	$10,584

	YEAR ENDED
	DECEMBER 31, 2011	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL LOSSES
Long-lived assets held and used	$30,840	$29,455	$—	$1,385	$11,593

Schedule of quantitative information related to unobservable inputs used in Level 3 fair value measurements for impairment of loss
The following table presents quantitative information related to the range of unobservable inputs used in the Company’s Level 3 fair value measurements for the impairment losses incurred in the three months ended March 31, 2013 and 2012:

	THREE MONTHS ENDED MARCH 31,
UNOBSERVABLE INPUT	2013	2012
Weighted-average cost of capital	9.5%	11.2%
Long-term growth rates	2.0%	3.0%
Annual revenue growth rates (1)	2.4% - 3.0%	(8.7)% - 3.0%
________________

(1)	Weighted averages of the annual revenue growth rates unobservable input range for the three months ended March 31, 2013 and 2012 were 2.6% and 2.4%, respectively.

The following table presents quantitative information related to the unobservable inputs used in the Company’s Level 3 fair value measurements for the impairment loss incurred in the year ended December 31, 2012:

UNOBSERVABLE INPUT	RANGE
Weighted-average cost of capital (1)	9.5% - 11.2%
Long-term growth rates	3.0%
Annual revenue growth rates (2)	(8.7)% - 4.3%
____________________

(1)	Weighted average of the costs of capital unobservable input range for the year ended December 31, 2012 was 10.8%.

(2)	Weighted average of the annual revenue growth rate unobservable input range for the year ended December 31, 2012 was 2.6%.

Schedule of carrying value and fair value of financial instruments
The following tables include the carrying value and fair value of the Company’s financial instruments at March 31, 2013 and December 31, 2012 aggregated by the level in the fair value hierarchy in which those measurements fall (in thousands):

	MARCH 31, 2013
		FAIR VALUE
	CARRYING VALUE	LEVEL 1	LEVEL 2	LEVEL 3
Senior secured term loan B facility (1)	$975,000	$—	$985,969	$—
Mortgage loan (2)	317,621	—	—	334,927
First mezzanine loan (2)	86,800	—	—	90,133
Second mezzanine loan (2)	87,103	—	—	91,284
Other notes payable (1)	7,213	—	—	6,738

	DECEMBER 31, 2012
		FAIR VALUE
	CARRYING VALUE	LEVEL 1	LEVEL 2	LEVEL 3
Senior secured term loan B facility (1)	$1,000,000	$—	$1,010,000	$—
Mortgage loan (2)	319,574	—	—	334,678
First mezzanine loan (2)	87,048	—	—	90,371
Second mezzanine loan (2)	87,273	—	—	91,423
Other notes payable (1)	9,848	—	—	9,230
_______________

(1)	Represents obligations of OSI.

(2)	Represents obligations of New PRP.

The following table includes the carrying value and fair value of the Company’s financial instruments at December 31, 2012 aggregated by the level in the fair value hierarchy in which those measurements fall (in thousands):

	DECEMBER 31, 2012
		FAIR VALUE
	CARRYING VALUE	LEVEL 1	LEVEL 2	LEVEL 3
Senior secured term loan B facility (1)	$1,000,000	$—	$1,010,000	$—
Mortgage loan (2)	319,574	—	—	334,678
First mezzanine loan (2)	87,048	—	—	90,371
Second mezzanine loan (2)	87,273	—	—	91,423
Other notes payable (1)	9,848	—	—	9,230
____________________

(1)	Represents obligations of OSI.

(2)	Represents obligations of New PRP.
The following table includes the carrying value and fair value of OSI’s senior secured credit facilities and senior notes at December 31, 2011 (in thousands):

	DECEMBER 31, 2011
	CARRYING VALUE	FAIR VALUE
Senior secured term loan facility	$1,014,400	$953,536
Senior secured pre-funded revolving credit facility	33,000	31,020
Senior notes	248,075	254,277